Income tax credit/(charge) (Tables)	12 Months Ended
Dec. 31, 2025
Income tax credit/(charge)
Summary of components of income tax expense (benefit)

	2025	2024	2023
	£ 000	£ 000	£ 000
Current taxation
UK corporation tax	30,341	(45)	22,661

Summary of differences between corporation tax benefit at standard rate and total income tax credit

	2025	2024	2023
	£ 000	£ 000	£ 000
Profit/(loss) before tax	202,587	(781,195)	(82,607)
Corporation tax (charge)/credit at respective rate	(50,647)	195,298	15,695
Decrease in tax credit from effect of expenses not deductible in determining taxable loss	(1,972)	(1,393)	(892)
Increase/(decrease) in tax credit from tax losses for which no deferred tax asset was recognized	52,619	(193,950)	(14,803)
Research and development tax credit	30,341	—	22,661
Total income tax credit/(charge)	30,341	(45)	22,661